SUMMARY DESCRIPTION OF THE PLAN (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Description of Plan [Line Items]
Minimum contribution to eligible compensation, percentage	1.00%
Maximum contribution to eligible compensation, percentage	90.00%
Note receivable from participant, maximum borrowing to total account percentage	50.00%
Note receivable from participant, maximum borrowing amount	$ 50,000
Note receivable from participant, minimum borrowing amount	$ 1,000
Participant loan, basis spread on variable rate	1.00%
Note receivable from participant, general loan, maximum borrowing term	5 years
Note receivable from participant, primary residence, maximum borrowing term	15 years
EBP, Employer Matching Contributions, First Three Percent
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
Employer contribution, participant compensation matched, percentage	3.00%
EBP, Employer Matching Contributions, Next Three Percent
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	50.00%
Employer contribution, participant compensation matched, percentage	3.00%
EBP, Employer Matching Contributions, Additional Discretionary Matching
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	4.00%